Significant Accounting Policies Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Finished goods	$ 16,573	$ 14,452	$ 13,230
Work in process	3,594	2,737	3,205
Raw materials	614	501	337
Total	$ 20,781	$ 17,690	$ 16,772